Tax on Profit on Ordinary Activities	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Tax On Profit On Ordinary Activities
Tax On Profit On Ordinary Activities
Analysis of charge / (credit) in the year

	2019 £’000	2018 £’000	2017 £’000
UK corporation tax based on the results for the year ended 30 June 2019 at 19% (2018 : 19%, 2017: 19.75%)	£4,636	£1,977	£1,664
Overseas tax	5,207	4,048	3,066
Current Tax	9,843	6,025	4,730
Deferred Tax	(3,750)	(350)	138
Total tax	£6,093	£5,675	£4,868

The standard rate of corporation tax in the UK fell from 20% to19% with effect from 1 April 2017. Changes to reduce the UK corporation tax rate to 19% from 1 April 2017 and to 17% from 1 April 2020 were substantially enacted on 26 October 2015 and 6 September 2016, respectively.
Reconciliation of the tax rate on group profits

	2019		2018		2017
	£’000%		£’000%		£’000%
Profit on ordinary activities before taxation	£30,100		£24,650		£21,700
Profit on ordinary activities at UK statutory rate	5,719	19.0	4,684	19.0	4,286	19.8
Differences in overseas tax rates	(922)	(3.1)	(359)	(1.5)	(219)	(1.0)
Impact of share-based compensation	288	1.0	150	0.6	56	0.2
Utilisation of previously unrecognised tax losses	—	—	(2)	—	(2)	—
Other permanent differences	632	2.1	1,030	4.2	258	1.2
Adjustments related to prior periods	164	0.5	(73)	(0.3)	292	1.3
Tax on unremitted earnings/witholding tax on dividends	212	0.7	185	0.8	197	0.9
Impact of rate change on deferred tax	—	—	60	0.2	—	—
Total	£6,093	20.2%	£5,675	23.0%	£4,868	22.4%

The other permanent differences of £632,000 as of 30 June 2019 are mainly related to certain expenses of the initial public offering that are not expected to be tax deductible in any jurisdiction.
The other permanent differences of £1,030,000 as of 30 June 2018 are mainly related to certain expenses of the initial public offering that are not expected to be tax deductible in any jurisdiction.
Tax on items charged to equity and statement of comprehensive income

	2019 £’000	2018 £’000	2017 £’000
Deferred tax - share-based compensation	£(4,077)	£(1,090)	£(42)
Current tax - share-based compensation	(2,159)	—	—
Total credit to equity and statement of comprehensive income	£(6,236)	£(1,090)	£(42)

Unremitted Earnings
The aggregate amount of unremitted profits at 30 June 2019 was approximately £29,000,000 (2018: £21,000,000). The movement during the year reflects profits made in various territories outside of the United Kingdom and repatriation of such profits through various dividend payments to Endava plc. UK legislation relating to company distributions provides for exemption from tax for most repatriated profits. Deferred taxation of £609,000 has been provided on these profits as of 30 June 2019 (2018: £385,000).
Deferred Tax Assets and Liabilities
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2019	At 1 July 2018 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	At 30 June 2019 £’000
Accelerated capital allowances	£(87)	£—	£(43)	£—	£(130)
Tax losses	62	—	805	—	867
Share-based compensation	1,670	—	1,107	4,077	6,854
Intangible assets	(2,089)	39	1,610	—	(440)
Other temporary differences	100	(5)	271	—	366
Total	£(344)	£34	£3,750	£4,077	£7,517

Deferred tax 2018	At 1 July 2017 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	At 30 June 2018 £’000
Accelerated capital allowances	£(76)	£(2)	£(9)	£—	£(87)
Tax losses	227	—	(165)	—	62
Share-based compensation	271	—	309	1,090	1,670
Intangible assets	(2,490)	(61)	462	—	(2,089)
Other temporary differences	349	(2)	(247)	—	100
Total	£(1,719)	£(65)	£350	£1,090	£(344)

All deferred tax movements arise from the origination and reversal of temporary differences. Deferred tax assets are recognised to the extent it is probable that taxable profits will be generated against which those assets can be utilised.
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2019 £’000	2018 £’000
Deferred tax assets	9,550	2,488
Deferred tax liabilities	(2,033)	(2,832)
Net deferred tax	7,517	(344)